Consolidated Statements of Comprehensive Income - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and fees income
Interest and financing service fees on loans	¥ 1,770,351,645	¥ 1,828,687,910	¥ 2,953,480,997
Interest on deposits with banks	11,973,675	16,133,918	16,680,498
Total interest and fees income	1,782,325,320	1,844,821,828	2,970,161,495
Interest expenses on interest-bearing borrowings	(775,565,615)	(731,315,365)	(1,309,835,699)
Total interest and fees expenses	(775,565,615)	(731,315,365)	(1,309,835,699)
Net interest and fees income	1,006,759,705	1,113,506,463	1,660,325,796
Collaboration cost for sales partners	(425,736,650)	(415,104,428)	(174,042,054)
Net interest and fees income after collaboration cost	581,023,055	698,402,035	1,486,283,742
Provision for credit losses (net of increase in guaranteed recoverable assets of RMB100,304,255, RMB433,376,273 and RMB859,757,446 for years ended December 31, 2019, 2020 and 2021, respectively)	278,190,506	(277,586,423)	(362,735,159)
Net interest and fees income after collaboration cost and provision for credit losses	859,213,561	420,815,612	1,123,548,583
Realized gains on sales of investments, net	19,170,436	20,153,659	46,126,258
Net gains/(losses) on sales of loans	(450,721,346)	149,631,456	75,959,140
Other gains, net	47,031,532	19,762,053	6,375,348
Total non-interest income/(losses)	(384,519,378)	189,547,168	128,460,746
Operating expenses
Employee compensation and benefits	(211,168,519)	(190,374,014)	(228,135,061)
Share-based compensation expenses	(18,766,367)	(62,073,367)	(15,886,067)
Taxes and surcharges	(35,729,101)	(49,452,609)	(67,689,864)
Operating lease cost	(14,764,364)	(21,719,042)	(36,607,623)
Other expenses	(100,500,388)	(124,042,182)	(182,678,536)
Total operating expenses	(380,928,739)	(447,661,214)	(530,997,151)
Income before income tax expense	93,765,444	162,701,566	721,012,178
Income tax expense	(28,557,980)	(47,849,040)	(186,368,236)
Net income	¥ 65,207,464	¥ 114,852,526	¥ 534,643,942
Earnings per share
Basic (in Yuan Renminbi per share)	¥ 0.05	¥ 0.08	¥ 0.39
Diluted (in Yuan Renminbi per share)	¥ 0.05	¥ 0.08	¥ 0.36
Other comprehensive income/(losses)
Net unrealized losses on investment securities		¥ (171,040)	¥ (1,518,079)
Foreign currency translation adjustment	(6,936,969)	(16,166,094)	3,965,185
Comprehensive income	¥ 58,270,495	¥ 98,515,392	¥ 537,091,048